Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible assets and goodwill

		Intangible assets subject to amortization
(millions)	Note	Customer relationships	Crowdsource assets	Software	Brand and other	Total intangible assets	Goodwill	Total intangible assets and goodwill
At cost
As at January 1, 2020		$108	$—	$37	$—	$145	$418	$563
Additions		—	—	11	—	11	—	11
Additions from acquisition	(c)	1,086	120	1	35	1,242	943	2,185
Foreign exchange		58	—	8	4	70	67	137
As at December 31, 2020		$1,252	$120	$57	$39	$1,468	$1,428	$2,896
Additions		—	—	8	—	8	—	8
Additions from acquisition(1)		4	—	6	—	10	5	15
Dispositions		(29)	—	(10)	—	(39)	—	(39)
Foreign exchange		(45)	—	(4)	(2)	(51)	(53)	(104)
As at December 31, 2021		$1,182	$120	$57	$37	$1,396	$1,380	$2,776
Accumulated amortization
As at January 1, 2020		$32	$—	$24	$—	$56	$—	$56
Amortization		66	—	8	9	83	—	83
Foreign exchange		5	—	—	1	6	—	6
As at December 31, 2020		$103	$—	$32	$10	$145	$—	$145
Amortization		106	15	11	10	142	—	142
Dispositions		(29)	—	(10)	—	(39)	—	(39)
Foreign exchange		(7)	—	(2)	(1)	(10)	—	(10)
As at December 31, 2021		$173	$15	$31	$19	$238	$—	$238
Net book value
As at December 31, 2020		$1,149	$120	$25	$29	$1,323	$1,428	$2,751
As at December 31, 2021		$1,009	$105	$26	$18	$1,158	$1,380	$2,538
(1)Intangible assets and goodwill acquired were in connection with our acquisition of Playment on July 2, 2021.